Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investments in real estate:
Real estate, at cost (inclusive of amounts attributable to consolidated variable interest entities (''VIEs'') of $41,032 and $39,718, respectively)	$ 646,482	$ 560,592
Operating real estate, at cost (inclusive of amounts attributable to consolidated VIEs of $26,318 and $25,665, respectively)	109,875	109,851
Accumulated depreciation (inclusive of amounts attributable to consolidated VIEs of $22,350 and $20,431, respectively)	(135,175)	(122,312)
Net investments in properties	621,182	548,131
Net investments in direct financing leases	58,000	76,550
Equity investments in real estate and the REITs	538,749	322,294
Net investments in real estate	1,217,931	946,975
Cash and cash equivalents (inclusive of amounts attributable to consolidated VIEs of $230 and $86, respectively)	29,297	64,693
Due from affiliates	38,369	38,793
Intangible assets and goodwill, net, attributable to deconsolided subsidiary	125,957	87,768
Other assets, net (inclusive of amounts attributable to consolidated VIEs of $2,773 and $1,845, respectively)	51,069	34,097
Total assets	1,462,623	1,172,326
Liabilities:
Non-recourse and limited-recourse debt (inclusive of amounts attributable to consolidated VIEs of $14,261 and $9,593, respectively)	356,209	255,232
Line Of Credit	233,160	141,750
Accounts payable, accrued expenses and other liabilities (inclusive of amountsattributable to consolidated VIEs of $1,651 and $2,275, respectively)	82,055	40,808
Income taxes, net	44,783	41,443
Distributions payable	22,314	20,073
Total liabilities	738,521	499,306
Redeemable noncontrolling interest	7,700	7,546
W. P. Carey members' equity:
Listed shares, no par value, 100,000,000 shares authorized; 39,729,018 and 39,454,847	779,071	763,734
Distributions in excess of accumulated earnings	(95,046)	(145,769)
Deferred compensation obligation	7,063	10,511
Accumulated Other Comprehensive Income (Loss)	(8,507)	(3,463)
Total W. P. Carey members' equity	682,581	625,013
Noncontrolling interest	33,821	40,461
Total equity	716,402	665,474
Total liabilities and equity	$ 1,462,623	$ 1,172,326